Balance Sheet Components - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Depreciation expense	$ 1,842	$ 706
Accumulated depreciation on capital lease assets	$ 100